UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Market Commentary
Portfolio Summary
Fund Expense Example
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
April 30, 2024
SemiAnnual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRGSX Global Stock Fund –
.
PAGSX Global Stock Fund–
.
Advisor  Class
TRGLX Global Stock Fund–
.
I Class

T. ROWE PRICE Global Stock Fund
Go Paperless
Going paperless offers a host of benefits, which include:
Timely delivery of important documents
Convenient access to your documents anytime, anywhere
Strong security protocols to safeguard sensitive data
Waive your account service fee by going paperless.*
To Enroll:
˃ If you invest directly with T. Rowe Price, go to troweprice.com/paperless .
If you invest through a financial intermediary such as an investment advisor, a bank, or a brokerage firm, please contact that organization and ask if it can provide electronic documentation.
Log in to your account at troweprice.com for more information.
* An account service fee will be charged annually for each T. Rowe Price mutual fund account unless you meet criteria for a fee waiver. Go to troweprice.com/personal-investing/
help/fees-and-minimums.html to learn more about this account service fee, including other ways to waive it.

T. ROWE PRICE Global Stock Fund
Market Commentary

Dear Shareholder
Major global stock and bond indexes produced positive results during the first half of your fund’s fiscal year, the six-month period ended April 30, 2024. Investor sentiment was bolstered by rising hopes at the end of 2023 that central banks would be able to cut interest rates soon; however, stronger-than-expected inflation data in the first quarter of 2024 contributed to a downturn in April that offset some of the strong gains recorded earlier in the period.
Growth stocks outperformed value shares over the six-month
period, and stocks in developed markets generally outpaced their counterparts in emerging markets. Currency movements were
mixed over the period—a weaker U.S. dollar versus some major
European currencies was beneficial for U.S. investors in European securities, while a downturn in the Japanese yen had the reverse effect.
Technology companies benefited from investor enthusiasm for
artificial intelligence developments and produced some of the strongest results in the equity market. Within the U.S.-focused S&P
500 Index, the communication services, financials, information technology, and industrials sectors all recorded strong gains, while returns for energy companies were more muted as oil prices dipped at the end of 2023 before rebounding in the new year.
U.S. Treasury yields finished the period lower, which supported broadly positive results in the fixed income market. High yield corporate bonds produced some of the strongest returns, aided by the higher coupons that have become available since the Fed began hiking rates about two years ago, as well as strength in the economy that kept default expectations at low levels.
The U.S. economy was the strongest among the major markets
during the period, although first-quarter gross domestic product growth—according to a preliminary estimate—slowed from the
level reported at the end of 2023. Meanwhile, after flirting with a recession late last year, growth in the eurozone appeared to be healthier in the latest reports, and China’s economy showed signs of recovery after a sluggish performance in 2023.

T. ROWE PRICE Global Stock Fund

The positive economic news aided investor sentiment following widespread expectations for a downturn last year. But the outlook for monetary policy as global central banks continued their fight against inflation was more difficult to decipher.
After significant progress in reducing the rate of price increases—
12-month consumer price index inflation dropped from 6.4% to
3.3% over the course of 2023—Federal Reserve policymakers
helped boost sentiment when their year-end economic projections indicated that three quarter-point interest rate cuts were likely in
2024, up from the two they had forecast previously. However, with inflation improvements stalling so far this year, Fed officials indicated that they will take a patient approach to loosening monetary policy, a message that weighed on markets near the end of our reporting period.
Outside the U.S., the European Central Bank was also facing sticky inflation, but officials indicated that they would like to begin cutting rates soon if upcoming reports are favorable. Meanwhile, moving in the other direction, the Bank of Japan lifted short-term interest rates from negative territory for the first time in over seven years following a long campaign against disinflation, although Japan’s monetary policy remains among the most accommodative in the
world.
Global economies have displayed continued resilience in the
year-to-date period, but risks remain as we look ahead. Elevated geopolitical tensions, uncertainty about the path of monetary policy, and fading fiscal stimulus all raise the potential for additional volatility. We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental
research to help identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Global Stock Fund
Portfolio Summary

SECTOR DIVERSIFICATION
Percent of Net Assets
10/31/23 4/30/24
Information Technology 27.4% 31.4%
Financials 15.5 15.6
Health Care 15.0 14.9
Industrials and Business
Services 7.5 9.1
Consumer Discretionary 12.7 8.4
Energy 7.4 7.3
Consumer Staples 4.0 5.1
Communication Services 7.2 4.7
Materials 1.4 1.8
Utilities 0.9 1.7
Real Estate 0.8 0.0
Other and Reserves 0.2 0.0
Total 100.0% 100.0%
Historical weightings reflect current industry/sector
classifications.

T. ROWE PRICE Global Stock Fund

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST HOLDINGS
Percent of
Net Assets
4/30/24
NVIDIA, United States 4.8%
Eli Lilly, United States 4.7
Amazon.com, United States 4.6
Microsoft, United States 4.4
Apple, United States 3.9
Charles Schwab, United States 3.5
London Stock Exchange Group, United Kingdom 2.5
Exxon Mobil, United States 2.5
Novo Nordisk, Denmark 2.5
Meta Platforms, United States 2.4
ConocoPhillips, United States 2.4
Taiwan Semiconductor Manufacturing, Taiwan 2.3
PepsiCo, United States 2.3
Daiichi Sankyo, Japan 1.9
Constellation Energy, United States 1.8
Danaher, United States 1.7
Tradeweb Markets, United States 1.6
Keyence, Japan 1.6
Sartorius, Germany 1.6
Alphabet, United States 1.6
Bank Central Asia, Indonesia 1.5
ICICI Bank, India 1.4
General Electric, United States 1.3
HDFC Bank, India 1.3
SK Hynix, South Korea 1.2
Total 61.3%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Global Stock Fund

FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has three share classes: The original share class (Investor
Class) charges no distribution and service (12b-1) fee, the Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a
0.25% 12b-1 fee, and I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe
Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or
Enhanced Personal Services client (enrollment in these programs generally requires
T. Rowe Price assets of at least $250,000). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

T. ROWE PRICE Global Stock Fund

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
GLOBAL STOCK FUND
Beginning
Account Value
11/1/23
Ending
Account Value
4/30/24
Expenses Paid
During Period*
11/1/23 to 4/30/24
Investor Class
Actual $1,000.00 $1,225.40 $4.43
Hypothetical (assumes
5% return before
expenses)  1,000.00   1,020.89   4.02
Advisor Class
Actual   1,000.00   1,223.80   5.86
Hypothetical (assumes
5% return before
expenses)  1,000.00   1,019.59   5.32
I Class
Actual   1,000.00   1,226.40   3.65
Hypothetical (assumes
5% return before
expenses)  1,000.00   1,021.58   3.32
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), and divided by the days in the year
(366) to reflect the half-year period. The annualized expense ratio of the
1
Investor
Class was 0.80%, the
2
Advisor Class was 1.06%, and the
3
I Class was 0.66%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Global Stock Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
4/30/24
.. Year ..
.. Ended .
10/31/23 10/31/22 10/31/21 10/31/20 10/31/19
NET ASSET
VALUE
Beginning of period $ 50.20 $ 44.70 $ 74.73 $ 57.76 $ 42.73 $ 38.54
Investment
activities
Net investment
income (loss)
(1)(2)
0.03 0.15 (0.01) (0.12) 0.04 0.14
Net realized and
unrealized gain/
loss 11.27 5.35 (21.34) 20.82 15.56 6.05
Total from
investment
activities 11.30 5.50 (21.35) 20.70 15.60 6.19
Distributions
Net investment
income (0.15) — — (0.01) (0.13) (0.07)
Net realized gain — — (8.68) (3.72) (0.44) (1.93)
Total distributions (0.15) — (8.68) (3.73) (0.57) (2.00)
Redemption fees
added to paid-in
capital
(1)(3)
— — — — — —
(4)
NET ASSET
VALUE
End of period $ 61.35 $ 50.20 $ 44.70 $ 74.73 $ 57.76 $ 42.73

T. ROWE PRICE Global Stock Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
4/30/24
.. Year ..
.. Ended .
10/31/23 10/31/22 10/31/21 10/31/20 10/31/19
Ratios/Supplemental Data
Total return
(2)(5)
22.54% 12.30% (31.79)% 36.84% 36.88% 17.26%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.80%
(6)
0.81% 0.82% 0.78% 0.79% 0.82%
Net expenses
after waivers/
payments by
Price Associates 0.80%
(6)
0.81% 0.82% 0.78% 0.79% 0.82%
Net investment
income (loss) 0.10%
(6)
0.29% (0.02)% (0.17)% 0.08% 0.35%
Portfolio turnover
rate 60.7% 102.5% 97.2% 78.2% 112.7% 105.8%
Net assets, end of
period (in millions) $3,236 $2,690 $2,545 $5,175 $3,311 $1,650
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
The fund charged redemption fees through March 31, 2019.
(4)
Amounts round to less than $0.01 per share.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)
Annualized

T. ROWE PRICE Global Stock Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
4/30/24
.. Year ..
.. Ended .
10/31/23 10/31/22 10/31/21 10/31/20 10/31/19
NET ASSET
VALUE
Beginning of period $ 49.25 $ 43.97 $ 73.66 $ 56.99 $ 42.27 $ 38.13
Investment
activities
Net investment
income (loss)
(1)(2)
(0.05) 0.02 (0.14) (0.31) (0.10) 0.02
Net realized and
unrealized gain/
loss 11.07 5.26 (21.03) 20.54 15.36 5.99
Total from
investment
activities 11.02 5.28 (21.17) 20.23 15.26 6.01
Distributions
Net investment
income (0.05) — — — (0.10) —
Net realized gain — — (8.52) (3.56) (0.44) (1.87)
Total distributions (0.05) — (8.52) (3.56) (0.54) (1.87)
NET ASSET
VALUE
End of period $ 60.22 $ 49.25 $ 43.97 $ 73.66 $ 56.99 $ 42.27

T. ROWE PRICE Global Stock Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
4/30/24
.. Year ..
.. Ended .
10/31/23 10/31/22 10/31/21 10/31/20 10/31/19
Ratios/Supplemental Data
Total return
(2)(3)
22.38% 12.01% (31.96)% 36.45% 36.45% 16.88%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 1.06%
(4)
1.05% 1.08% 1.06% 1.10% 1.12%
Net expenses
after waivers/
payments by
Price Associates 1.06%
(4)
1.05% 1.08% 1.06% 1.10% 1.12%
Net investment
income (loss) (0.18)%
(4)
0.04% (0.26)% (0.45)% (0.21)% 0.06%
Portfolio turnover
rate 60.7% 102.5% 97.2% 78.2% 112.7% 105.8%
Net assets, end
of period (in
thousands) $71,890 $45,465 $40,795 $61,631 $41,995 $32,747
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Global Stock Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
4/30/24
.. Year ..
.. Ended .
10/31/23 10/31/22 10/31/21 10/31/20 10/31/19
NET ASSET
VALUE
Beginning of period $ 50.44 $ 44.86 $ 74.97 $ 57.91 $ 42.79 $ 38.60
Investment
activities
Net investment
income (loss)
(1)(2)
0.07 0.22 0.09 (0.03) 0.10 0.16
Net realized and
unrealized gain/
loss 11.33 5.36 (21.41) 20.87 15.59 6.08
Total from
investment
activities 11.40 5.58 (21.32) 20.84 15.69 6.24
Distributions
Net investment
income (0.21) — — (0.06) (0.13) (0.12)
Net realized gain — — (8.79) (3.72) (0.44) (1.93)
Total distributions (0.21) — (8.79) (3.78) (0.57) (2.05)
Redemption fees
added to paid-in
capital
(1)(3)
— — — — — —
(4)
NET ASSET
VALUE
End of period $ 61.63 $ 50.44 $ 44.86 $ 74.97 $ 57.91 $ 42.79

T. ROWE PRICE Global Stock Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
4/30/24
.. Year ..
.. Ended .
10/31/23 10/31/22 10/31/21 10/31/20 10/31/19
Ratios/Supplemental Data
Total return
(2)(5)
22.64% 12.44% (31.68)% 37.01% 37.04% 17.40%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.66%
(6)
0.67% 0.67% 0.65% 0.66% 0.68%
Net expenses
after waivers/
payments by
Price Associates 0.66%
(6)
0.67% 0.67% 0.65% 0.66% 0.68%
Net investment
income (loss) 0.24%
(6)
0.44% 0.16% (0.05)% 0.20% 0.39%
Portfolio turnover
rate 60.7% 102.5% 97.2% 78.2% 112.7% 105.8%
Net assets, end
of period (in
thousands) $3,196,169 $2,545,005 $2,198,522 $2,850,804 $1,707,279 $623,814
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
The fund charged redemption fees through March 31, 2019.
(4)
Amounts round to less than $0.01 per share.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)
Annualized

T. ROWE PRICE Global Stock Fund
April 30, 2024 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
CANADA  3.3%
Common Stocks 3.3%
Canadian Pacific Kansas City (USD)  895,377 70,224
Celestica (USD)  (1) 1,548,453 67,095
Shopify, Class A (USD)  (1) 1,115,176 78,285
Total Canada (Cost $188,457) 215,604
CAYMAN ISLANDS  0.1%
Convertible Preferred Stocks 0.1%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $1,996
(USD)  (1)(2)(3) 40,500 9,517
Total Cayman Islands (Cost $1,996) 9,517
CHINA  0.0%
Common Stocks 0.0%
ANT Group, Acquisition Date: 8/14/23, Cost $830 (USD)  (1)(2)
(3) 830,156 837
Total China (Cost $830) 837
DENMARK  2.5%
Common Stocks 2.5%
Novo Nordisk, Class B  1,243,588 159,481
Total Denmark (Cost $135,783) 159,481
FRANCE  0.3%
Common Stocks 0.3%
Airbus  110,688 18,215
Total France (Cost $18,971) 18,215
GERMANY  3.1%
Common Stocks 1.5%
Infineon Technologies  986,609 34,238
SAP  363,275 65,596
99,834

T. ROWE PRICE Global Stock Fund

Shares $ Value
(Cost and value in $000s)
Preferred Stocks 1.6%
Sartorius  (4) 341,349 102,048
102,048
Total Germany (Cost $162,626) 201,882
HONG KONG  0.8%
Common Stocks 0.8%
Techtronic Industries  3,599,500 49,743
Total Hong Kong (Cost $37,328) 49,743
INDIA  2.6%
Common Stocks 2.6%
HDFC Bank  4,503,399 81,534
ICICI Bank  6,554,235 90,299
Total India (Cost $135,009) 171,833
INDONESIA  1.5%
Common Stocks 1.5%
Bank Central Asia  158,685,200 95,415
Total Indonesia (Cost $97,901) 95,415
ITALY  1.0%
Common Stocks 1.0%
PRADA (HKD)  7,550,500 61,577
Total Italy (Cost $45,109) 61,577
JAPAN  6.2%
Common Stocks 6.2%
Chugai Pharmaceutical  993,300 31,591
Daiichi Sankyo  3,592,700 120,922
Disco  114,200 32,529
Harmonic Drive Systems  1,904,300 47,560
Keyence  233,400 102,642
Mitsubishi UFJ Financial Group  4,143,200 41,272
Shionogi  569,200 26,582
Total Japan (Cost $404,133) 403,098

T. ROWE PRICE Global Stock Fund

Shares $ Value
(Cost and value in $000s)
NETHERLANDS 2.7%
Common Stocks 2.7%
Adyen  (1) 63,816 76,452
ASML Holding  73,810 64,289
BE Semiconductor Industries  250,299 33,208
Total Netherlands (Cost $107,556) 173,949
PORTUGAL  0.3%
Common Stocks 0.3%
Galp Energia  1,032,531 22,180
Total Portugal (Cost $21,829) 22,180
SOUTH KOREA  1.2%
Common Stocks 1.2%
SK Hynix  647,697 79,929
Total South Korea (Cost $80,834) 79,929
SWEDEN  1.2%
Common Stocks 1.2%
Svenska Cellulosa, Class B  (4) 5,437,840 79,693
Total Sweden (Cost $68,540) 79,693
SWITZERLAND  0.8%
Common Stocks 0.8%
Cie Financiere Richemont  353,532 48,868
Total Switzerland (Cost $48,018) 48,868
TAIWAN  2.3%
Common Stocks 2.3%
Taiwan Semiconductor Manufacturing  6,236,000 149,313
Total Taiwan (Cost $75,427) 149,313

T. ROWE PRICE Global Stock Fund

Shares $ Value
(Cost and value in $000s)
UNITED KINGDOM  2.5%
Common Stocks 2.5%
London Stock Exchange Group  1,491,191 164,389
Total United Kingdom (Cost $119,431) 164,389
UNITED STATES  67.7%
Common Stocks 67.0%
Advanced Micro Devices  (1) 299,499 47,435
Alphabet, Class A  (1) 626,044 101,907
Amazon.com  (1) 1,724,674 301,818
Amphenol, Class A  609,314 73,587
Apple  1,496,513 254,901
Ares Management, Class A  463,905 61,741
Bright Horizons Family Solutions  (1) 465,518 48,279
Canva, Acquisition Date: 8/16/21 - 12/17/21, Cost $11,369  (1)
(2)(3) 6,670 7,115
Celsius Holdings  (1) 596,469 42,510
Charles Schwab  3,118,027 230,578
Colgate-Palmolive  862,080 79,242
ConocoPhillips  1,226,166 154,031
Constellation Energy  614,716 114,300
Copart  (1) 482,454 26,202
Danaher  450,320 111,058
Databricks, Acquisition Date: 7/24/20 - 8/28/20, Cost $4,929  (1)
(2)(3) 307,914 22,632
Datadog, Class A  (1) 423,291 53,123
Diamondback Energy  320,978 64,558
Dollar General  461,622 64,253
Eli Lilly  391,016 305,423
Entegris  384,682 51,132
Epic Games, Acquisition Date: 6/18/20 - 3/29/21,
Cost $22,057  (1)(2)(3) 35,359 21,329
EQT  1,797,207 72,050
Exxon Mobil  1,385,257 163,834
Fortinet  (1) 753,936 47,634
Freeport-McMoRan  695,567 34,737
GE Vernova  (1) 351,908 54,092
General Electric  518,876 83,965
HubSpot  (1) 71,087 42,998
Intuitive Surgical  (1) 147,062 54,504

T. ROWE PRICE Global Stock Fund

Shares $ Value
(Cost and value in $000s)
KLA  48,285 33,282
Mastercard, Class A  142,979 64,512
Meta Platforms, Class A  364,381 156,746
Microsoft  739,309 287,835
Netflix  (1) 66,959 36,870
NVIDIA  358,784 309,997
Old Dominion Freight Line  295,290 53,657
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $3,143  (1)
(2)(3) 834,772 334
PepsiCo  837,400 147,307
RH  (1) 136,854 33,810
Rockwell Automation  145,575 39,445
ServiceNow  (1) 40,016 27,744
Stripe, Class B, Acquisition Date: 5/18/21, Cost $2,609  (1)(2)(3) 65,013 1,690
Synopsys  (1) 43,613 23,141
Tesla  (1) 304,126 55,740
Tradeweb Markets, Class A  1,042,531 106,036
Uber Technologies  (1) 991,234 65,689
UnitedHealth Group  98,300 47,548
Verily Life Sciences, Series B, Acquisition Date: 1/23/19,
Cost $1,402  (1)(2)(3) 11,378 1,110
Vertiv Holdings, Class A  828,400 77,041
4,360,502
Convertible Preferred Stocks 0.7%
ABL Space Systems, Series B, Acquisition Date: 3/24/21,
Cost $7,106  (1)(2)(3) 157,791 5,534
ABL Space Systems, Series B-2, Acquisition Date: 10/22/21,
Cost $8,274  (1)(2)(3) 121,690 4,206
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $726  (1)(2)(3) 426 454
Canva, Series A-3, Acquisition Date: 11/4/21 - 12/17/21,
Cost $82  (1)(2)(3) 48 51
Canva, Series A-4, Acquisition Date: 12/17/21, Cost $7  (1)(2)(3) 4 4
Databricks, Series F, Acquisition Date: 10/22/19,
Cost $2,194  (1)(2)(3) 153,273 11,266
Databricks, Series G, Acquisition Date: 2/1/21, Cost $1,618  (1)
(2)(3) 27,363 2,011
Databricks, Series H, Acquisition Date: 8/31/21, Cost $5,195  (1)
(2)(3) 70,698 5,196
Databricks, Series I, Acquisition Date: 9/14/23, Cost $2,729  (1)
(2)(3) 37,125 2,729
Freenome Holdings, Series B, Acquisition Date: 6/24/19,
Cost $1,003  (1)(2)(3) 220,032 1,221

T. ROWE PRICE Global Stock Fund

Shares $ Value
(Cost and value in $000s)
Freenome Holdings, Series C, Acquisition Date: 8/14/20,
Cost $1,881  (1)(2)(3) 284,475 1,579
Freenome Holdings, Series D, Acquisition Date: 11/22/21,
Cost $3,927  (1)(2)(3) 520,600 2,900
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $7,672  (1)
(2)(3) 89,353 5,513
42,664
Total United States (Cost $3,248,650) 4,403,166
SHORT-TERM INVESTMENTS  0.0%
Money Market Funds  0.0%
T. Rowe Price Government Reserve Fund, 5.37%  (5)(6) 2,299,831 2,300
Total Short-Term Investments (Cost $2,300) 2,300
SECURITIES LENDING COLLATERAL  0.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK  0.3%
Money Market Funds  0.3%
T. Rowe Price Government Reserve Fund, 5.37%  (5)(6) 16,668,955 16,669
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 16,669
Total Securities Lending Collateral (Cost $16,669) 16,669
Total Investments in Securities
100.4% of Net Assets
(Cost $5,017,397) $ 6,527,658
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) See Note 2. Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $107,228 and represents 1.6% of net assets.

T. ROWE PRICE Global Stock Fund

.
.
.
.
.
.
.
.
.
.
(4) See Note 3 . All or a portion of this security is on loan at April 30, 2024.
(5) Seven-day yield
(6) Affiliated Companies
HKD Hong Kong Dollar
USD U.S. Dollar

T. ROWE PRICE Global Stock Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the six months ended April 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
5.37% $ — $ — $ 193++
Totals $ —# $ — $ 193+
Supplementary Investment Schedule
Affiliate
Value
10/31/23
Purchase
Cost
Sales
Cost
Value
04/30/24
T. Rowe Price Government
Reserve Fund, 5.37% $ 35,481  ¤   ¤ $ 18,969
Total $ 18,969^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3 .
+ Investment income comprised $193 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $18,969.

T. ROWE PRICE Global Stock Fund
April 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
_
Assets
Investments in securities, at value (cost $5,017,397) $ 6,527,658
Receivable for investment securities sold 43,431
Receivable for shares sold 5,993
Dividends receivable 5,653
Foreign currency (cost $664) 662
Other assets 1,145
Total assets 6,584,542
Liabilities
Payable for investment securities purchased 54,663
Obligation to return securities lending collateral 16,670
Investment management fees payable 3,449
Payable for shares redeemed 3,385
Due to affiliates 38
Payable to directors 2
Other liabilities 2,749
Total liabilities 80,956
NET ASSETS $ 6,503,586

T. ROWE PRICE Global Stock Fund
April 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 1,266,398
Paid-in capital applicable to 105,801,206 shares of $0.01 par value capital stock outstanding; 18,000,000,000 shares of
the Corporation 5,237,188
NET ASSETS $ 6,503,586
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $3,235,527; Shares outstanding: 52,742,678) $ 61.35
Advisor Class
(Net assets: $71,890; Shares outstanding: 1,193,729) $ 60.22
I Class
(Net assets: $3,196,169; Shares outstanding: 51,864,799) $ 61.63

T. ROWE PRICE Global Stock Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
4/30/24
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $1,861) $ 27,736
Securities lending 112
Other 17
Total income 27,865
Expenses
Investment management 19,707
Shareholder servicing
Investor Class $ 2,223
Advisor Class 54
I Class 113 2,390
Rule 12b-1 fees
Advisor Class 84
Prospectus and shareholder reports
Investor Class 107
Advisor Class 1
I Class 55 163
Custody and accounting 252
Registration 68
Legal and audit 45
Proxy and annual meeting 23
Directors 10
Miscellaneous 59
Total expenses 22,801
Net investment income 5,064

T. ROWE PRICE Global Stock Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
4/30/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $107) 326,274
Foreign currency transactions 170
Net realized gain 326,444
Change in net unrealized gain / loss
Securities (net of increase in deferred foreign taxes of $2,087) 864,527
Other assets and liabilities denominated in foreign currencies 15
Change in net unrealized gain / loss 864,542
Net realized and unrealized gain / loss 1,190,986
INCREASE IN NET ASSETS FROM OPERATIONS $ 1,196,050

T. ROWE PRICE Global Stock Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
4/30/24
Year
Ended
10/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 5,064 $ 18,828
Net realized gain 326,444 254,358
Change in net unrealized gain / loss 864,542 299,983
Increase in net assets from operations 1,196,050 573,169
Distributions to shareholders
Net earnings
Investor Class (8,189) –
Advisor Class (57) –
I Class (10,935) –
Decrease in net assets from distributions (19,181) –
Capital share transactions
*
Shares sold
Investor Class 352,912 662,053
Advisor Class 21,820 9,185
I Class 269,167 609,519
Distributions reinvested
Investor Class 7,943 –
Advisor Class 57 –
I Class 10,732 –
Shares redeemed
Investor Class (411,056) (818,216)
Advisor Class (7,436) (9,246)
I Class (197,528) (531,150)
Increase (decrease) in net assets from capital
share transactions 46,611 (77,855)

T. ROWE PRICE Global Stock Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
4/30/24
Year
Ended
10/31/23
Net Assets
Increase during period 1,223,480 495,314
Beginning of period 5,280,106 4,784,792
End of period $ 6,503,586 $ 5,280,106
*
Share information (000s)
Shares sold
Investor Class 6,016 13,213
Advisor Class 398 186
I Class 4,556 12,144
Distributions reinvested
Investor Class 139 –
Advisor Class 1 –
I Class 187 –
Shares redeemed
Investor Class (6,991) (16,582)
Advisor Class (128) (191)
I Class (3,337) (10,699)
Increase (decrease) in shares outstanding 841 (1,929)

T. ROWE PRICE Global Stock Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Global Stock
Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of established companies throughout the world, including the U.S. The fund has three classes of shares:
the Global Stock Fund (Investor Class), the Global Stock Fund–Advisor Class
(Advisor Class) and the Global Stock Fund–I Class (I Class). Advisor Class
shares are sold only through various brokers and other financial intermediaries.
I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are

T. ROWE PRICE Global Stock Fund

reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4
p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe
Price Associates, Inc., or its agents.

T. ROWE PRICE Global Stock Fund

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed

T. ROWE PRICE Global Stock Fund

using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

T. ROWE PRICE Global Stock Fund

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on April 30,
2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 4,521,896 $ 1,777,517 $ 55,047 $ 6,354,460
Convertible Preferred Stocks — — 52,181 52,181
Preferred Stocks — 102,048 — 102,048
Short-Term Investments 2,300 — — 2,300
Securities Lending Collateral 16,669 — — 16,669
Total $ 4,540,865 $ 1,879,565 $ 107,228 $ 6,527,658

T. ROWE PRICE Global Stock Fund

Following is a reconciliation of the fund’s Level 3 holdings for the six months ended April 30, 2024. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at April 30, 2024, totaled $(10,279,000) for the six months ended April 30, 2024.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject
($000s)
Beginning
Balance
10/31/23
Gain
(Loss)
During
Period
Total
Sales
Ending
Balance
4/30/24
Investment in Securities
Common Stocks $ 57,849 $ (2,802) $ — $ 55,047
Convertible Preferred Stocks 60,324 (6,199) (1,944) 52,181
Total $ 118,173 $ (9,001) $ (1,944) $ 107,228

T. ROWE PRICE Global Stock Fund

to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
April 30, 2024, the value of loaned securities was $15,848,000; the value of cash collateral and related investments was $16,670,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $3,789,271,000 and
$3,740,858,000, respectively, for the six months ended April 30, 2024.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance

T. ROWE PRICE Global Stock Fund

with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of October 31, 2023, the fund had
$457,069,000 of available capital loss carryforwards.
At April 30, 2024, the cost of investments (including derivatives, if any)
for federal income tax purposes was $5,097,265,000. Net unrealized gain aggregated $1,427,332,000 at period-end, of which $1,597,926,000 related to appreciated investments and $170,594,000 related to depreciated investments.
NOTE 5 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.

T. ROWE PRICE Global Stock Fund

NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At April 30, 2024, the effective annual group fee rate was 0.29%. Price Associates has agreed to permanently waive a portion of the fund’s annual investment management fee in order to limit the fund’s management fees to 0.65% of the fund’s average daily net assets. This agreement can only be modified or terminated with approval by the fund’s shareholders. The fund has no obligation to repay fees waived under this arrangement. No management fees were waived under this arrangement for the six months ended April 30, 2024.
The Advisor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. Effective November 1,
2023, the Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. Prior to November 1,
2023, the Investor Class was not subject to a contractual expense limitation.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.

T. ROWE PRICE Global Stock Fund

The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the six months ended April 30, 2024, expenses incurred pursuant to these service agreements were $53,000 for Price Associates; $546,000 for T. Rowe Price Services, Inc.;
and $52,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Investor
Class
Advisor
Class I Class
Expense limitation/I Class Limit 0.99% 1.24% 0.05%
Expense limitation date 12/31/26 12/31/26 12/31/26
(Waived)/repaid during the period ($000s) $— $— $—

T. ROWE PRICE Global Stock Fund

The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
As of April 30, 2024, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 1,262,734 shares of the I Class, representing 2% of the
I Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended April 30, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.
NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s

T. ROWE PRICE Global Stock Fund

performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Global Stock Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe
Price funds disclose their first and third fiscal quarter-end holdings on troweprice.
com .
TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND
EXCHANGE TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of
July 24, 2024.

T. ROWE PRICE Global Stock Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 11–12, 2024 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance;
maintaining the fund’s records and registrations; and shareholder communications.
The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory
Contract.

T. ROWE PRICE Global Stock Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2023.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2023, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, the length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted
that during 2023 the Adviser paid the costs of research services for all client accounts that it advises, including the T. Rowe Price funds. However, effective
January 1, 2024, the Adviser will begin using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Global Stock Fund

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds
(including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund pays its own expenses of operations. The group fee rate decreases as total T. Rowe Price fund assets grow, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds, thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that mitigate the potential for an increase in management fees or operating expenses above a certain level that could impact shareholders.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Investor Class Expense Group); (ii) actual management fees and total expenses of the Advisor Class of the fund with a group of competitor funds selected by Broadridge (Advisor Class Expense Group); and (iii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense
Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Global Stock Fund

total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the first quintile (Investor Class Expense Group), the fund’s actual management fee rate ranked in the first quintile (Investor Class Expense Group)
and second quintile (Advisor Class Expense Group and Expense Universe), and
the fund’s total expenses ranked in the first quintile (Investor Class Expense Group,
Advisor Class Expense Group, and Expense Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors;
subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the
Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Global Stock Fund

Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F113-051 6/24

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 17, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 17, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	June 17, 2024